Summary of significant accounting policies - Useful Life of Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Fixtures, fitting and equipment
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Computer hardware and software
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years